Operating Leases (Details) - Schedule of supplemental balance sheet information - Wolo [Member]	Jun. 30, 2021 USD ($)
Operating Leases (Details) - Schedule of supplemental balance sheet information [Line Items]
Operating lease right-of-use lease asset	$ 153,663
Accumulated amortization	68,155
Net balance	85,508
Lease liability, current portion	79,536
Lease liability, long term	6,897
Total operating lease liabilities	$ 86,433
Weighted Average Remaining Lease Term – operating leases	13 months
Weighted Average Discount Rate – operating leases	6.00%